MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2023
Mineral Property Interests
MINERAL PROPERTY INTERESTS

5. MINERAL PROPERTY INTERESTS

Schedule of mineral property interests
Extra High Property
Balance, December 31, 2020	$25,001
Acquisition costs	(25,001)
Balance, December 31, 2021	$—
Acquisition costs	54,001
Balance, December 31, 2022	$54,001

Acacia Property

On September 30, 2019, the Company entered into a property option agreement (the “Option Agreement”) with Eagle Plains Resources ltd. (“Eagle Plains”) to acquire a 60% interest in the Acacia Property (“Acacia Property”) in Adams Plateau Area of the Province of British Columbia:

On October 15, 2020, the Company entered into an amendment agreement to the Option Agreement with Eagle Plains as the Company was not able to incur the required amount of $100,000 in property related expenditure during the 1st Anniversary.

During November 2021, by mutual consent, the Company and Eagle Plains terminated the Option Agreement dated September 30, 2019 and the Amendment Agreement to the Option Agreement dated October 15, 2020. Accordingly, the Company recorded an impairment loss of $15,000 during the year ended December 31, 2021.

Extra High Property

Previously the Company held a 33% interest in the Extra High Claims, located in the Kamloops Mining Division of the Province of British Columbia (“Extra High Property”).

On October 31, 2019, as amended on November 4, 2019, the Company entered into an agreement with Colt Resources Inc. (“Colt Resources”) to purchase the remaining 67% right, interest and title in and to the Extra High Property.

During the year ended December 31, 2021, the Company recorded an impairment loss of $25,001 relating to the Extra High Property.

Pursuant to the Company’s offer letter to Colt Resources dated July 6, 2022, the Company has made a cash payment of $15,000 and issued 50,000 common shares in the capital of the Company to Colt Resources as consideration for the full and final settlement of all matters between the Company and Colt Resources in respect to the Extra High Property.

During the year ended December 31, 2022, the Company incurred $38,001 to extend the expiry date of the Extra High Property to June 30, 2023.

During 2023 the Company hired the services of Discovery Consultants of Vernon, British Columbia (“Discovery “) to plan, conduct, and complete the Company’s exploration work program on the Extra High Property (the “Company’s 2023 Exploration Work Program”). The Company’s 2023 Exploration Work Program consisted of 2 Phases. The Company incurred $20,000 of exploration related expenditures for Phase 1, and the Company incurred $24,991 of exploration related expenditures for Phase 2, for a total amount of $44,991. The mineral claims covering the Extra High Property are valid until December 28, 2028.

As at December 31, 2023, the Company owns a 100% undivided right, interest and title in and to the Extra High Property.

The Extra High Property is subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party, 50% of which, or 0.75%, can be purchased by the Company at any time by paying $500,000.